Cover Page	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	6-K
Entity File Number	001-40387
Entity Registrant Name	THE LION ELECTRIC COMPANY
Entity Central Index Key	0001834974
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Current Fiscal Year End Date	--12-31